November 11, 1998



VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

                  Re:      The Thurlow Funds, Inc.
                           File Nos. 333-27581 and 811-08219
                           Rule 197(j) Certification

Ladies and Gentlemen:

          The undersigned officer of The Thurlow Funds, Inc. (the "Fund") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. That the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 2 to Form N-1A Registration Statement filed by the Fund on October 29, 1998, which is the most recent amendment to such registration statement; and

          2. That the text of Post-Effective Amendment No. 2 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 29, 1998.

                                                      Very truly yours,

                                                      THE THURLOW FUNDS, INC.



                                                      By: /S/Thomas F. Thurlow
                                                          Thomas F. Thurlow
                                                          President